FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	$ 1,228	$ 1,785
Employees and payroll accruals		1,869	2,537
Other payables		1,079	1,019
Leases liability		2,800	1,297
Liabilities in respect of government grants		6,029	5,846
Total Financial Liabilities		13,005	12,484
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	1,228	1,785
Employees and payroll accruals		1,869	2,537
Other payables		1,079	1,019
Leases liability		679	921
Liabilities in respect of government grants		323	388
Total Financial Liabilities		5,178	6,650
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		566	211
Liabilities in respect of government grants		392	676
Total Financial Liabilities		958	887
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		449	103
Liabilities in respect of government grants		336	778
Total Financial Liabilities		785	881
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		394	41
Liabilities in respect of government grants		462	1,123
Total Financial Liabilities		856	1,164
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		374	21
Liabilities in respect of government grants		632	1,566
Total Financial Liabilities		1,006	1,587
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		338	0
Liabilities in respect of government grants		3,884	1,315
Total Financial Liabilities		$ 4,222	$ 1,315

[1]	The Company engages with trade payables under the standard payment terms accepted in the relevant markets.